N-2 $ in Millions	Mar. 12, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001513363
Amendment Flag	false
Securities Act File Number	814-00861
Document Type	8-K
Entity Registrant Name	Fidus Investment Corporation
Entity Address, Address Line One	1603 Orrington Avenue
Entity Address, Address Line Two	Suite 1005
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	847
Local Phone Number	859-3940
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Underwriting Agreement
Long Term Debt, Principal	$ 100.0
Long Term Debt, Structuring [Text Block]	The Offering was made pursuant to the Company’s effective shelf registration statement on Form N-2 (File No. 333-277540) previously filed
with the Securities and Exchange Commission (the “SEC”), as supplemented by a preliminary prospectus supplement dated March 12, 2025, a final prospectus supplement dated March 12, 2025, and the pricing term sheet filed with the SEC on March 12, 2025. This Current Report on Form 8-K shall not
constitute an offer to sell or a solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or other jurisdiction.
Long Term Debt, Dividends and Covenants [Text Block]	The Underwriting Agreement includes customary representations, warranties, and covenants by the Company and the Adviser. It also provides for customary indemnification by each of the Company, the Adviser and the underwriters against certain liabilities and customary contribution provisions in respect of those liabilities.